Stockholders' Equity (Details 3) - Stock Option [Member]	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Risk free interest rate	2.57%	257.00%
Volatility	267.00%	267.00%
Dividend yield	0.00%	0.00%
Expected life	5 years	5 years
Minimum [Member]
Risk free interest rate	2.43%	2.43%
Volatility	102.00%
Maximum [Member]
Risk free interest rate	2.57%	2.57%
Volatility	267.00%